Employee benefits (Details 4) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 1,593
Add: Effect of salary growth	756
Defined benefit obligation with projected salary growth	2,349	₨ 2,200	₨ 2,007
50 basis points increase | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,282
50 basis points increase | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,418
50 basis points decrease | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,419
50 basis points decrease | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 2,282